Loans - Geographic and Collateral Concentration (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Loans held for investment
Concentration risk
Percentage of loan	100.00%	100.00%
Loans held for investment | TEXAS
Concentration risk
Percentage of loan	14.20%	13.60%
Loans held for investment | CALIFORNIA
Concentration risk
Percentage of loan	13.40%	10.80%
Loans held for investment | FLORIDA
Concentration risk
Percentage of loan	10.00%	9.90%
Loans held for investment | NEW YORK
Concentration risk
Percentage of loan	6.70%	8.00%
Loans held for investment | ARIZONA
Concentration risk
Percentage of loan	5.60%	6.10%
Loans held for investment | GEORGIA
Concentration risk
Percentage of loan	4.80%	5.10%
Loans held for investment | NORTH CAROLINA
Concentration risk
Percentage of loan	4.10%	4.40%
Loans held for investment | VIRGINIA
Concentration risk
Percentage of loan	3.30%	3.60%
Loans held for investment | PENNSYLVANIA
Concentration risk
Percentage of loan	2.50%	2.40%
Loans held for investment | NEW JERSEY
Concentration risk
Percentage of loan	2.30%	2.50%
Loans held for investment | Other
Concentration risk
Percentage of loan	33.10%	33.60%
Geographical concentration | Loans held at fair value
Concentration risk
Percentage of loan	100.00%	100.00%
Geographical concentration | Loans held at fair value | TEXAS
Concentration risk
Percentage of loan	13.50%	16.40%
Geographical concentration | Loans held at fair value | CALIFORNIA
Concentration risk
Percentage of loan	13.20%	17.30%
Geographical concentration | Loans held at fair value | FLORIDA
Concentration risk
Percentage of loan	13.90%	19.90%
Geographical concentration | Loans held at fair value | NEW YORK
Concentration risk
Percentage of loan	8.50%	7.80%
Geographical concentration | Loans held at fair value | ARIZONA
Concentration risk
Percentage of loan	5.80%	1.90%
Geographical concentration | Loans held at fair value | GEORGIA
Concentration risk
Percentage of loan	7.10%	9.60%
Geographical concentration | Loans held at fair value | ILLINOIS
Concentration risk
Percentage of loan	6.30%	4.30%
Geographical concentration | Loans held at fair value | OHIO
Concentration risk
Percentage of loan	5.40%	1.70%
Geographical concentration | Loans held at fair value | COLORADO
Concentration risk
Percentage of loan	5.30%	2.10%
Geographical concentration | Loans held at fair value | INDIANA
Concentration risk
Percentage of loan	4.20%	1.70%
Geographical concentration | Loans held at fair value | Other
Concentration risk
Percentage of loan	16.80%	17.30%
Collateral concentration | Loans held for investment
Concentration risk
Percentage of loan	100.00%	100.00%
Collateral concentration | Loans held for investment | SBA
Concentration risk
Percentage of loan	40.80%	45.50%
Percentage of SBA loan	100.00%	100.00%
Collateral concentration | Loans held for investment | SBA | Child Day Care Services
Concentration risk
Percentage of SBA loan	14.30%	15.10%
Collateral concentration | Loans held for investment | SBA | Hotels, Motels, and Tourist Courts
Concentration risk
Percentage of SBA loan	11.10%	10.40%
Collateral concentration | Loans held for investment | SBA | Offices of Dentists
Concentration risk
Percentage of SBA loan	10.70%	10.60%
Collateral concentration | Loans held for investment | SBA | Vets
Concentration risk
Percentage of SBA loan	6.60%	6.30%
Collateral concentration | Loans held for investment | SBA | Eating Places
Concentration risk
Percentage of SBA loan	6.30%	6.70%
Collateral concentration | Loans held for investment | SBA | Offices of Physicians
Concentration risk
Percentage of SBA loan	5.60%	5.00%
Collateral concentration | Loans held for investment | SBA | Grocery Stores
Concentration risk
Percentage of SBA loan	4.50%	4.20%
Collateral concentration | Loans held for investment | SBA | Auto
Concentration risk
Percentage of SBA loan	3.10%	2.90%
Collateral concentration | Loans held for investment | SBA | Accounting, Auditing and Bookkeeping
Concentration risk
Percentage of SBA loan	2.50%	2.50%
Collateral concentration | Loans held for investment | SBA | Gasoline Service Stations
Concentration risk
Percentage of SBA loan	1.80%	1.80%
Collateral concentration | Loans held for investment | SBA | Other
Concentration risk
Percentage of SBA loan	33.50%	34.50%
Collateral concentration | Loans held for investment | Retail
Concentration risk
Percentage of loan	12.80%	10.50%
Collateral concentration | Loans held for investment | Multi-family
Concentration risk
Percentage of loan	12.10%	12.80%
Collateral concentration | Loans held for investment | Office
Concentration risk
Percentage of loan	11.20%	9.10%
Collateral concentration | Loans held for investment | Industrial
Concentration risk
Percentage of loan	6.70%	5.40%
Collateral concentration | Loans held for investment | Lodging
Concentration risk
Percentage of loan	5.70%	6.30%
Collateral concentration | Loans held for investment | Mixed use
Concentration risk
Percentage of loan	4.70%	3.70%
Collateral concentration | Loans held for investment | Other
Concentration risk
Percentage of loan	6.00%	6.70%
Collateral concentration | Loans held at fair value
Concentration risk
Percentage of loan	100.00%	100.00%
Collateral concentration | Loans held at fair value | Retail
Concentration risk
Percentage of loan	25.10%	16.10%
Collateral concentration | Loans held at fair value | Multi-family
Concentration risk
Percentage of loan	24.20%	29.10%
Collateral concentration | Loans held at fair value | Office
Concentration risk
Percentage of loan	32.70%	40.90%
Collateral concentration | Loans held at fair value | Industrial
Concentration risk
Percentage of loan	8.10%	7.40%
Collateral concentration | Loans held at fair value | Mixed use
Concentration risk
Percentage of loan	9.90%	6.50%